Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Equity [Abstract]
EQUITY

16. EQUITY

Ordinary Shares

The Company’s authorized 200,000,000 ordinary shares of par value US$0.00025. On March 24, 2022, the Company issued 20,000,000 ordinary shares. The shares and per share information are presented on a retroactive basis for the periods presented, to reflect the reorganization completed on February 17, 2023.

On March 20, 2023, a resolution of the shareholders of the Company was adopted to subdivide all of the Company’s ordinary shares on the basis of 1:4000. As a result of the share-split, the authorized share capital of the Company was $50,000 divided into 200,000,000 shares of a par value of $0.00025 each.

On December 17, 2023, the Company closed its initial public offering of 1,500,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for a total of $6,000,000 in gross proceeds. The Company raised total net proceeds of $5,356,417 after deducting underwriting discounts and commissions and offering expenses.

On October 11, 2024, a resolution of the shareholders of the Company was adopted to authorize share capital be re-designated and re-classified as follows with immediate effect (the “Share Capital Reorganization”):

(a) each share in issue immediately following the Share Capital Reorganization, which is 21,500,000 shares of par value US$0.00025 each (the “Shares”), each be re-designated and re-classified into one Class A ordinary share of par value US$0.00025 each (the “Class A Shares”); (b) 5,000,000 of the remaining authorized but unissued Shares each be re-designated and re-classified into one Class B ordinary share of par value US$0.00025 each (the “Class B Shares”); and (c) each of the remaining authorized but unissued Shares, which is 173,500,000 Shares of par value US$0.00025 each, each be re-designated and re-classified into one Class A Share of par value US$0.00025 each, such that the Company’s authorized share capital be amended from US$50,000 divided into 200,000,000 Shares of a par value of US$0.00025 each to US$50,000 divided into 195,000,000 Class A ordinary shares of par value US$0.00025 each and 5,000,000 Class B ordinary shares of par value US$0.00025 each.

On October 16, 2024, the Company completed transactions contemplated under that certain securities purchase agreement (the “SPA”) with certain institutional investors (the “Investors”), pursuant to which, the Company issued to the Investors, (i) convertible promissory notes in the aggregate principal amount of US$10,830,000, bearing interest at a rate of 8% per annum and having a term of one year from issuance date, issued with an aggregate original issue discount of US$800,000, and (ii) 9,300,000 class A ordinary shares of the Company in aggregate at the purchase price equal to par value US$0.00025 per share, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes.

On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua, at a subscription price of US$0.00025 per share (the New Share Issuance), for the purpose of compensation.

On January 27, 2025, a resolution of the shareholders of the Company was adopted to approve that, the authorized share capital of the Company be immediately increased from US$50,000 divided into 195,000,000 Class A ordinary shares with a par value of US$0.00025 each and 5,000,000 Class B ordinary shares of par value US$0.00025 each to US$2,500,000 divided into 9,980,000,000 Class A ordinary shares with a par value of US$0.00025 each and 20,000,000 Class B ordinary shares with a par value of US$0.00025 each (the “Share Capital Increase”).

On March 13, 2025, the Company repurchased 2,000,000 Class A ordinary shares of par value US$0.00025 each (the Class A Ordinary Shares) from Smart Bloom Global Limited at par value (the Class A Share Repurchase), and (ii) the Company issue 2,000,000 Class B ordinary shares of par value US$0.00025 each (Class B Ordinary Shares) to WU Zhihua, the controlling shareholder of Smart Bloom Global Limited (the Class B Share Issuance) in accordance with the terms of the share application letter from WU Zhihua (the Share Application Letter). The Company proposes to allocate the proceeds from the Class B Share Issuance to pay for the Class A Share Repurchase.

On April 7, 2025, the Company consolidated each 10 shares into 1 share. After the Share Consolidation, the authorized share capital of the Company be immediately decreased from US$2,500,000 divided into 9,980,000,000 Class A ordinary shares with a par value of US$0.00025 each and 20,000,000 Class B ordinary shares with a par value of US$0.0025 each into US$2,500,000 divided into 998,000,000 Class A ordinary shares with a par value of US$0.0025 each and 2,000,000 Class B ordinary shares with a par value of US$0.0025 each.

Treasury Shares

Repurchasing of treasury shares resolved at the Board of Directors meeting held on January 19, 2025. The Company repurchase 2,000,000 Class A ordinary shares of par value US$0.00025 each (the Class A Ordinary Shares) from Smart Bloom Global Limited at par value (the Class A Share Repurchase), and (ii) the Company issue 2,000,000 Class B ordinary shares of par value US$0.00025 each (Class B Ordinary Shares) to WU Zhihua, the controlling shareholder of Smart Bloom Global Limited (the Class B Share Issuance) in accordance with the terms of the share application letter from WU Zhihua (the Share Application Letter). The Company proposes to allocate the proceeds from the Class B Share Issuance to pay for the Class A Share Repurchase.

Details of matters relating to repurchase

Number of Class A ordinary shares repurchased (Shares consolidated each 10 shares into 1 share)	200,000
Total purchase price for repurchase of shares	$500.00

Statutory Reserve

A portion of the Company’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, and the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Company’s Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of March 31, 2025 and September 30, 2024, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately $1,206,886 and $1,206,886, respectively.

16. EQUITY

Ordinary Shares

The Company’s authorized 200,000,000 ordinary shares of par value US$0.00025. On March 24, 2022, the Company issued 20,000,000 ordinary shares. The shares and per share information are presented on a retroactive basis for the periods presented, to reflect the reorganization completed on February 17, 2023.

On March 20, 2023, a resolution of the shareholders of the Company was adopted to subdivide all of the Company’s ordinary shares on the basis of 1:4000. As a result of the share-split, the authorized share capital of the Company was $50,000 divided into 200,000,000 shares of a par value of $0.00025 each.

On December 17, 2023, the Company closed its initial public offering of 1,500,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for a total of $6,000,000 in gross proceeds. The Company raised total net proceeds of $5,356,417 after deducting underwriting discounts and commissions and offering expenses.

Statutory Reserve

A portion of the Company’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, and the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Company’s Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of September 30, 2024 and 2023, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately $1,206,886 and $1,441,960, respectively.